Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2021	2020	2019
	$m	$m	$m
At 1 January	39	58	89
Additions	92	8	74
Share of after tax losses	(64)	(27)	(116)
Exchange and other adjustments	2	–	11
At 31 December	69	39	58

Schedule of summarised financial information for the associate and joint venture entities

	2021	2020	2019
	$m	$m	$m
Non-current assets	215	324	298
Current assets	506	552	447
Total liabilities	(99)	(105)	(89)
Net assets	622	771	656
Amount attributable to AstraZeneca	65	38	64
Exchange adjustments	4	1	(6)
Carrying value of investments in associates and joint ventures	69	39	58